General administrative expenses and other net operating incomes (expenses)_Details of other operating expenses (Details) - KRW (₩)		3 Months Ended			6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017
Other operating expenses [Abstract]
Losses on transaction of foreign exchange		₩ 114,971,000,000		₩ 534,740,000,000	₩ 726,348,000,000		₩ 1,374,764,000,000
KDIC deposit insurance premium		79,585,000,000		77,146,000,000	156,765,000,000		150,256,000,000
Contribution to miscellaneous funds		73,849,000,000		71,927,000,000	146,781,000,000		144,262,000,000
Losses(gains) on disposals of loans and receivables		0	[1]	(40,000,000)	0	[1]	28,000,000
Losses(gains) related to derivatives		13,059,000,000		(16,441,000,000)	62,366,000,000		31,131,000,000
Losses(gains) on fair value hedged items		0		15,820,000,000	0		15,846,000,000
Others	[2]	45,707,000,000		38,584,000,000	87,571,000,000		75,554,000,000
Total		327,171,000,000		721,736,000,000	1,179,831,000,000		1,791,841,000,000
Expenses for payment to other creditor financial institutions	[2]	₩ 25,179,000,000		₩ 24,443,000,000	1,412,000,000		3,325,000,000
Amortisation of other intangible assets included in other operating expenses					₩ 25,179,000,000	[3]	₩ 24,443,000,000	[4]

[1]	Loss on disposal of loan and receivables occurred for the six month ended June 30, 2018 was presented into a separate account for loss related to financial assets at amortized cost in accordance with the adoption of IFRS 9
[2]	Other expense includes such expenses amounting to 1,412 million Won and 3,325 million Won for the six months ended June 30, 2018 and 2017, respectively, which are related to the Group’s expected payments to other creditor financial institutions in accordance with the creditor financial institutions committee agreement. In addition, ‘Other expense’ for the six months ended June 30, 2018 and 2017 includes 25,179 million Won and 24,443 million Won, respectively, of intangible asset amortization expense.
[3]	Amortization of other intangible assets amounting to 25,179 million Won is included in other operating expenses.
[4]	Amortization of other intangible assets amounting to 24,443 million Won is included in other operating expenses.